SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax loss carry forwards	$ 290,752	$ 216,086
Operating lease liabilities	87,862
Total deferred tax assets, gross	378,614	216,086
Less: valuation allowance	(290,752)	(216,086)
Total deferred tax assets, net	87,862
Deferred tax liabilities
Operating lease right-of-use assets	(87,862)
Total deferred tax liabilities	(87,862)
Deferred tax assets, net
Deferred tax liabilities, net